Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss) for the year	$ (23,337)	$ (36,049)
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of platinum and palladium bullion		34
Net change in unrealized (gains) losses on platinum and palladium bullion	22,024	34,775
Net changes in operating assets and liabilities
Increase (decrease) in accounts payable	105	153
Net cash provided by (used in) operating activities	(1,208)	(1,087)
Cash flows from investing activities
Purchases of platinum and palladium bullion	(73,480)	(12,837)
Sales of platinum and palladium bullion		91
Net cash provided by (used in) investing activities	(73,480)	(12,746)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	75,063	14,190
Payments on redemption of Units (note 7)	(87)	(3)
Underwriting commissions and issue expenses	(571)	(135)
Net cash provided by (used in) financing activities	74,405	14,052
Net increase (decrease) in cash during the year	(283)	219
Cash at beginning of year	594	375
Cash at end of year	$ 311	$ 594